Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 126
Unrecognized tax benefits, income tax penalties and interest expense	(3)	(1)	6
Unrecognized tax benefits, income tax penalties and interest accrued	36	37
Net current deferred tax assets	400	374
Net noncurrent deferred tax liabilities	668	634
Income taxes paid	1,030	890	780
Net operating losses and tax credits	$ 242	$ 281